Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Components of Long-Term Debt

As of December 31, long-term debt consisted of the following:

	December 31,
	2014	2015
Cinemark USA, Inc. term loan	$686,000	$679,000
Cinemark USA, Inc. 4.875% senior notes due 2023	530,000	530,000
Cinemark USA, Inc. 5.125% senior notes due 2022	400,000	400,000
Cinemark USA, Inc. 7.375% senior subordinated notes due 2021	200,000	200,000
Other (1)	6,997	5,572

Total long-term debt	1,822,997	1,814,572
Less current portion	8,423	8,405
Less debt issuance costs, net of accumulated amortization of $10,918 and $16,058, respectively(2)	31,419	33,237

Long-term debt, less current portion	$1,783,155	$1,772,930

(1)	Primarily represents debt owed to NCM in relation to the recently-formed joint venture AC JV, LLC. See Note 5.
(2)	See Note 2 for discussion of debt issuance costs reclassification upon adoption of ASU 2015-03.

Maturities of Long-Term Debt	The Company’s long-term debt, excluding debt issuance costs, at December 31, 2015 matures as follows:

2016	$8,405
2017	8,389
2018	8,389
2019	8,389
2020	7,000
Thereafter	1,774,000

Total	$1,814,572